Supplement Dated July 5, 2011 to your Prospectus Dated May 2, 2011

The Fixed Accumulation Feature is not available if you elect either of the Safety Plus or Future6 riders.

This Supplement Should Be Retained With Your Prospectus For Future Reference.

HV-8116